FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses:
Loss related to non-hedging derivative instruments	$ (9)	$ (90)	$ (230)
Interest	(294)	(262)	(278)
Amortization of marketable securities premiums and accretion of discounts, net	(570)	(853)	(1,094)
Exchange rate differences	(73)	(519)	0
Other	(273)	(283)	(286)
Financial expenses, Total	(1,219)	(2,007)	(1,888)
Financial income:
Interest and other	1,209	1,847	2,302
Exchange rate differences	0	0	28
Financial income, Total	1,209	1,847	2,330
Financial Income, Net	$ (10)	$ (160)	$ 442